Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 173,735	$ 168,785
Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,485	15,428
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	36,207	34,518
Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,692	49,946
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,388	3,710
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,531	3,481
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,727	5,631
Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,035	1,945
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	804	661
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,569	9,119
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,218	4,008
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,885	13,107
Canada | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,454	22,226
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,765	1,963
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,892	1,635
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,138	3,950
Canada | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,094	996
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	680	575
United States | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,907	6,309
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,596	13,773
United States | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,503	20,082
United States | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,623	1,747
United States | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,639	1,846
United States | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,589	1,681
United States | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	941	949
United States | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	115	86
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	9	0
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,111	3,798
United Kingdom | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,120	3,798
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	9	0
Other countries | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,615	3,840
Other countries | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,615	3,840
Other countries | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0